Combined Earnings Per Share - Summary of Computation of Earnings Per Share (Detail) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]
Earnings per share [line items]
Basic earnings per share	€ 2.15	€ 3.49	€ 2.15
Diluted earnings per share	2.14	3.48	2.14
Underlying earnings per share	€ 2.55	€ 2.35	€ 2.23
Less treasury shares held by employee share trusts and companies	(157.0)	(295.4)	(223.3)
Combined average number of share units	2,616.5	2,683.3	2,801.6
Add dilutive effect of share-based compensation plans	10.2	11.5	12.4
Diluted combined average number of share units - used for diluted and underlying earnings per share	2,626.7	2,694.8	2,814.0
Net profit	€ 6,026	€ 9,788	€ 6,456
Non-controlling interests	(401)	(419)	(433)
Net profit attributable to shareholders' equity - used for basic and diluted earnings per share	5,625	9,369	6,023
Post tax impact of non-underlying items	1,063	(3,024)	262
Underlying profit attributable to shareholders' equity - used for underlying earnings per share	€ 6,688	€ 6,345	€ 6,285
Unilever N.V. [member]
Earnings per share [line items]
Combined average number of share units	1,598.0	1,714.7	1,714.7
Unilever PLC [member]
Earnings per share [line items]
Combined average number of share units	1,175.5	1,264.0	1,310.2

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.